United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Fiscal year ended 11/30/08

Item 1.                      Reports to Stockholders

Federated
World-Class Investment Manager

Federated Capital Income Fund

Established 1988

A Portfolio of Federated Income Securities Trust

ANNUAL SHAREHOLDER REPORT

November 30, 2008

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007	2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$8.08	$8.07	$7.34		$7.20		$6.76
Income From Investment Operations:
Net investment income	0.34	0.35	0.34		0.37		0.31
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(2.26)	0.01	0.74		0.16		0.46
TOTAL FROM INVESTMENT OPERATIONS	(1.92)	0.36	1.08		0.53		0.77
Less Distributions:
Distributions from net investment income	(0.35)	(0.35)	(0.35)		(0.39)		(0.33)
Net Asset Value, End of Period	$5.81	$8.08	$8.07		$7.34		$7.20
Total Return [2]	(24.57)%	4.50%	15.05%		7.54%		11.63%

Ratios to Average Net Assets:
Net expenses [3]	1.31%	1.29%	1.31%		1.31%		1.34%
Net investment income	4.83%	4.27%	4.41%		4.71%		4.42%
Expense waiver/reimbursement [4]	0.01%	0.01%	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$211,560	$335,874	$357,177		$321,376		$310,027
Portfolio turnover	84%	50%	41%		46%		59%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.31%, 1.28%, 1.30%, 1.30% and 1.34% for the years ended November 30, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007	2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$8.09	$8.08	$7.34		$7.21		$6.77
Income From Investment Operations:
Net investment income	0.29	0.29	0.29		0.31		0.26
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(2.27)	0.01	0.74		0.15		0.46
TOTAL FROM INVESTMENT OPERATIONS	(1.98)	0.30	1.03		0.46		0.72
Less Distributions:
Distributions from net investment income	(0.29)	(0.29)	(0.29)		(0.33)		(0.28)
Net Asset Value, End of Period	$5.82	$8.09	$8.08		$7.34		$7.21
Total Return [2]	(25.12)%	3.70%	14.34%		6.58%		10.77%

Ratios to Average Net Assets:
Net expenses [3]	2.06%	2.04%	2.06%		2.06%		2.09%
Net investment income	4.06%	3.51%	3.65%		3.97%		3.68%
Expense waiver/reimbursement [4]	0.01%	0.01%	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$33,998	$59,843	$58,305		$52,381		$49,900
Portfolio turnover	84%	50%	41%		46%		59%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.06%, 2.03%, 2.05%, 2.05% and 2.09% for the years ended November 30, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007	2006	[1]	2005		2004
Net Asset Value, Beginning of Period	$8.08	$8.07	$7.34		$7.20		$6.76
Income From Investment Operations:
Net investment income	0.29	0.29	0.29		0.32		0.26
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(2.27)	0.01	0.73		0.15		0.46
TOTAL FROM INVESTMENT OPERATIONS	(1.98)	0.30	1.02		0.47		0.72
Less Distributions:
Distributions from net investment income	(0.29)	(0.29)	(0.29)		(0.33)		(0.28)
Net Asset Value, End of Period	$5.81	$8.08	$8.07		$7.34		$7.20
Total Return [2]	(25.15)%	3.72%	14.22%		6.73%		10.78%

Ratios to Average Net Assets:
Net expenses [3]	2.06%	2.03%	2.05%		2.06%		2.09%
Net investment income	4.08%	3.52%	3.67%		4.00%		3.66%
Expense waiver/reimbursement [4]	0.01%	0.01%	0.00	% [5]	0.00	% [5]	0.00	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$27,098	$43,692	$35,373		$23,146		$20,400
Portfolio turnover	84%	50%	41%		46%		59%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 2.06%, 2.02%, 2.04%, 2.05% and 2.09% for the years ended November 30, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares

(For a Share Outstanding Throughout Each Period)

Year Ended November 30	2008	2007	2006	[1]	2005	2004
Net Asset Value, Beginning of Period	$8.07	$8.06	$7.33		$7.20	$6.76
Income From Investment Operations:
Net investment income	0.37	0.36	0.36		0.39	0.34
Net realized and unrealized gain (loss) on investments, futures contracts, options and foreign currency transactions	(2.28)	0.00 [2]	0.72		0.13	0.43
TOTAL FROM INVESTMENT OPERATIONS	(1.91)	0.36	1.08		0.52	0.77
Less Distributions:
Distributions from net investment income	(0.35)	(0.35)	(0.35)		(0.39)	(0.33)
Net Asset Value, End of Period	$5.81	$8.07	$8.06		$7.33	$7.20
Total Return [3]	(24.47)%	4.51%	15.09%		7.40%	11.63%

Ratios to Average Net Assets:
Net expenses [4]	1.30%	1.27%	1.30%		1.27%	1.34%
Net investment income	4.85%	4.27%	4.41%		4.73%	4.45%
Expense waiver/reimbursement [5]	0.01%	0.01%	0.00	% [6]	0.03%	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$62,700	$94,300	$100,393		$99,963	$110,207
Portfolio turnover	84%	50%	41%		46%	59%

1 Beginning with the year ended November 30, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Represents less than $0.01.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

4 The net expense ratios are calculated without reduction for fees paid indirectly for directed brokerage arrangements. The net expense ratios are 1.30%, 1.26%, 1.29%, 1.27% and 1.34% for the years ended November 30, 2008, 2007, 2006, 2005 and 2004, respectively, after taking into account these expense reductions.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 754.00	$ 5.79
Class B Shares	$1,000	$ 751.40	$ 9.06
Class C Shares	$1,000	$ 751.10	$ 9.02
Class F Shares	$1,000	$ 754.90	$ 5.79
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.40	$ 6.66
Class B Shares	$1,000	$1,014.65	$10.43
Class C Shares	$1,000	$1,014.70	$10.38
Class F Shares	$1,000	$1,018.40	$ 6.66

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.32%
Class B Shares	2.07%
Class C Shares	2.06%
Class F Shares	1.32%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period ended November 30, 2008, was (24.57)% for Class A Shares, (25.12)% for Class B Shares, (25.15)% for Class C Shares and (24.47)% for Class F Shares. For the 12-month reporting period, the Russell 1000 Value Index ("RU1000V") posted a total return of (38.32)%, the BCHY2%ICI returned (30.49)%, the BCMB returned 6.86% and the BCEMB returned (21.07)%. Weighting these benchmarks (40% RU1000V, 20% BCHY2%ICI, 20% BCMB and 20% BCEMB), the blended benchmark return was (24.27)% for the reporting period. The fund's total return underperformed that of the weighted benchmark. 1 The fund's investment strategy focused on income-earning investments, specifically high quality, dividend-paying stocks and high current yield fixed-income securities to achieve the fund's primary income objective and secondary capital appreciation objective. 2

The following discussion will focus on the performance of the fund's Class F Shares. The (24.47)% total return of the Class F Shares for the reporting period consisted of (28.00)% in price performance and 3.53% in reinvested dividends.

1 The total return for the 12-month reporting period for the fund's component benchmark indexes, the Russell 1000 Value Index ("RU1000V"), the Barclays Capital High Yield 2% Issuer Constrained Index ("BCHY2%ICI"), Barclays Capital Mortgage-Backed Securities Index ("BCMB") and Barclays Capital Emerging Market Bond Index ("BCEMB") were (38.32)%, (30.49)%, 6.86% and (21.07)%, respectively. The Russell 1000® Value Index measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index (BCHYI). The BCHYI is an index that covers all fixed-income securities having a maximum quality rating of Ba1, a minimum outstanding of $150 million, and at least one year to maturity. The BCMB is an unmanaged index comprised of all fixed-income securities mortgage pools owned by GNMA, FNMA and FHLMC, including GNMA Graduated Payment Mortgages. The BCEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets: Brady bonds, loans, Eurobonds, and U.S. dollar-denominated local market instruments. Countries covered are Argentina, Brazil, Bulgaria, Ecuador, Mexico, Morocco, Nigeria, Panama, Peru, the Philippines, Poland, Russia and Venezuela. The indexes are unmanaged, and it is not possible to invest directly in an index. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the indexes.

2 There are no guarantees that dividend paying stocks will continue to pay dividends. In addition, dividend-paying stocks may not experience the same capital appreciation potential as non-dividend-paying stocks. High yield, lower-rated securities generally entail greater market, credit and liquidity risks than investment-grade securities and may include higher volatility and higher risk of default.

MARKET OVERVIEW

Global equity markets trended down with a sharp drop during the last month of the reporting period. The financial market crisis intensified as Fannie Mae and Freddie Mac were placed into conservatorship by the U.S. Treasury, Lehman Brothers filed for bankruptcy protection and AIG averted bankruptcy through support from the Federal Reserve Board (the "Fed"). The stress from the financial sector spilled into the non-financial sector of the economy and credit markets froze. Late in the reporting period, the U.S. government passed a bailout program for financial institutions. Seeing that markets remained troubled and that the financial crisis was threatening financial systems and global economies, governments around the world coordinated efforts on interest rate cuts and implemented a variety of capital and financial guarantee programs aimed at restoring credit market functioning.

The S&P 500 Index 3 returned (38.09)% and the Nasdaq Composite Index 4 returned (41.77)% for the reporting period. In general, stocks with smaller market capitalizations outperformed larger-capitalization stocks, value stocks slightly outperformed growth stocks, and defensive stocks outperformed stocks cyclically driven. Strong relative performance in the Consumer Staples, Energy, Utilities and Health Care sectors dominated weak performance in the Financials, Information Technology, Materials and Consumer Discretionary sectors.

The fund's fiscal year can be characterized as a period of global economic recession, accompanied by an extreme flight to quality in financial markets. Domestically, U.S. monetary authorities ranging from the Fed, the U.S. Treasury and the FDIC implemented unprecedented action geared toward unfreezing the financial markets. Credit became largely unavailable to medium and lower quality borrowers, both consumers and businesses. The Fed lowered its target for fed funds from 4.50% to 1.0% over the reporting period in an attempt to assist borrowing and instill confidence in the economy. In such a nervous environment, the highest quality U.S. Treasury securities were the stand-out positive performers of bond sectors. Given the flight to quality and investor redemptions from lower-rated sectors such as emerging market and high yield debt, these two sectors generated very significant negative returns. As points of reference, the Barclays Capital (formerly Lehman Brothers) respective index returns for the reporting period were as follows: U.S. Treasury: 10.10%; U.S. mortgage: 6.86%; emerging markets: (21.07)% and high yield: (31.23)%.

3 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the fund, is not affected by cash flows. Investments cannot be made directly in an index.

4 The Nasdaq Composite Index is an index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq stock market. The index is unmanaged and, unlike the fund, is not affected by cash flows. Investments cannot be made directly in an index.

PORTFOLIO ALLOCATION

During the 12-month reporting period, the fund's portfolio was allocated between stocks and fixed-income securities according to various factors. The factors reflect the fund's primary investment objective of income and its secondary objective of capital appreciation. The factors used were: 1) the fund's ability to pay and maintain an attractive level of dividends; and 2) the expected relative total return of fixed-income securities and stocks. The allocation on November 30, 2008 was 61.1% fixed-income securities, 36.8% stocks and 2.1% cash equivalents.

The fund's allocation had a positive effect on performance as fixed-income securities outperformed stocks.

SECTOR AND SECURITY SELECTION - EQUITY STOCKS

The equity component of the portfolio surpassed returns of the RU1000V during the 12-month reporting period. The fund was focused on realizing its capital appreciation and income objectives by purchasing and holding income producing equity securities with favorable valuation levels. The performance of value strategies generally outperformed that of growth strategies which positively influenced portfolio performance. The outperformance of strategies with smaller capitalizations over those with larger capitalizations negatively influenced portfolio performance.

Stock selection had a strong positive impact on the fund while sector allocation decisions negatively impacted performance. Having an underweight in the Energy sector and an overweight in the Information Technology sector detracted from performance. Having a large underweight in the Financials sector aided performance as Financials was the worst performing sector in the RU1000V. Stock selection was strong in all sectors with the exception of the Energy sector. The top relative performing industry was Insurance, where the fund continued to concentrate its holdings on traditional property and casualty insurers while limiting exposure to companies with non-performing assets.

SECTOR AND SECURITY SELECTION - BONDS

The most significant factors affecting the bond portion performance were: (1) the allocation of the portfolio among securities of similar types of issuers (referred to as "sectors"); and (2) individual security selection within various sectors.

Sector allocation detracted from absolute performance, in that the fund maintained a majority of assets in a combination of high yield and emerging market debt securities. Both of these sectors generated significant negative absolute returns compared to returns generated by higher quality bond sectors. Additionally, the fund owned more of these two sectors combined in the latter half of the fiscal period when much of the performance shortfall occurred.

Security selection in the high yield position of the fund positively contributed to relative performance, significantly outperforming the Barclays Capital High Yield Index. Thus, while an allocation to high yield bonds detracted from performance (sector allocation) individual security selection within high yield served to positively offset part of the sector underperformance. Slightly offsetting the positive high yield security selection was underperformance in the mortgage sector relative to its respective index. Thus, the fund benefitted from owning mortgage securities (sector allocation) but the performance within mortgages was negatively impacted by security selection in that sector. Additionally, security selection within the emerging market portion of the fund hurt performance as this area significantly trailed relative to its relevant index.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class A Shares) (the "Fund") from November 30, 1998 to November 30, 2008 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V) 3 /20% Barclays Capital Emerging Market Bond Index (BCEMB) 3 /20% Barclays Capital High Yield 2% Issuer Constrained Index (BCHY2%ICI) 3 /20% Barclays Capital Mortgage-Backed Securities Index (BCMB) 3 (the "Blended Index") 2,4 and the Lipper Mixed-Asset Target Allocation Median Classification (Lipper). 2

Average Annual Total Returns [5] for the Period Ended 11/30/2008
1 Year	(28.72)%
5 Years	0.58%
10 Years	(3.05)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index, and Lipper have been adjusted to reflect reinvestment of dividends and distributions on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. Lipper represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

3 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The BCEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets. The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index. The Barclays Capital U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The BCMB is composed of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Indexes are unmanaged, and investments cannot be made directly in an index.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class B Shares) (the "Fund") from November 30, 1998 to November 30, 2008 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V) 3 /20% Barclays Capital Emerging Market Bond Index (BCEMB) 3 /20% Barclays Capital High Yield 2% Issuer Constrained Index (BCHY2%ICI) 3 , 20% Barclays Capital Mortgage-Backed Securities Index (BCMB) 3 (the "Blended Index") 2,4 and the Lipper Mixed-Asset Target Allocation Median Classification (Lipper). 2

Average Annual Total Returns [5] for the Period Ended 11/30/2008
1 Year	(29.08)%
5 Years	0.61%
10 Years	(3.09)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index and Lipper have been adjusted to reflect reinvestment of dividends and distributions on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Lipper represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

3 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The BCEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets. The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index. The Barclays Capital U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The BCMB is composed of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Indexes are unmanaged, and investments cannot be made directly in an index.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class C Shares) (the "Fund") from November 30, 1998 to November 30, 2008 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V) 3 /20% Barclays Capital Emerging Market Bond Index (BCEMB) 3 /20% Barclays Capital High Yield 2% Issuer Constrained Index (BCHY2%ICI) 3 /20% Barclays Capital Mortgage-Backed Securities Index (BCMB) 3 (the "Blended Index") 2,4 and the Lipper Mixed-Asset Target Allocation Median Classification (Lipper). 2

Average Annual Total Returns [5] for the Period Ended 11/30/2008
1 Year	(25.87)%
5 Years	0.95%
10 Years	(3.23)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum 1.00% contingent deferred sales charge, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index and Lipper have been adjusted to reflect reinvestment of dividends and distributions on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Lipper represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

3 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The BCEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets. The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index. The Barclays Capital U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The BCMB is composed of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Indexes are unmanaged, and investments cannot be made directly in an index.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Capital Income Fund (Class F Shares) (the "Fund") from November 30, 1998 to November 30, 2008 compared to the Standard & Poor's 500 Index (S&P 500), 2,3 a broad-based market index, a blend of indexes comprised of 40% Russell 1000 Value Index (RU1000V) 3 /20% Barclays Capita Emerging Market Bond Index (BCEMB) 3 /20% Barclays Capital High Yield 2% Issuer Constrained Index (BCHY2%ICI) 3 /20% Barclays Capital Mortgage-Backed Securities Index (BCMB) 3 (the "Blended Index") 2,4 and the Lipper Mixed-Asset Target Allocation Median Classification (Lipper). 2

Average Annual Total Returns [5] for the Period Ended 11/30/2008
1 Year	(25.93)%
5 Years	1.51%
10 Years	(2.58)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns reflect the maximum sales charge of 1.00% and the maximum 1.00% contingent deferred sales charge, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). A 1.00% contingent deferred sales charge would be applied on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, Blended Index and Lipper have been adjusted to reflect reinvestment of dividends and distributions on securities in the indexes and average.

2 The S&P 500 and Blended Index are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Lipper represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a mutual fund's performance. The indexes are unmanaged, and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index or an average.

3 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The RU1000V measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The BCEMB tracks total returns for external-currency-denominated debt instruments of the emerging markets. The BCHY2%ICI is the 2% Issuer Cap component of the Barclays Capital U.S. Corporate High Yield Index. The Barclays Capital U.S. Corporate High Yield Index is an unmanaged index that includes all fixed-income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity. The BCMB is composed of all fixed securities mortgage pools by GNMA, FNMA and FHLMC. Indexes are unmanaged, and investments cannot be made directly in an index.

4 The Blended Index is the Fund's benchmark.

5 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2008, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Domestic Fixed-Income Securities	38.2%
Domestic Equity Securities	34.2%
International Fixed-Income Securities	21.8%
International Equity Securities	2.6%
Cash Equivalents [2]	2.8%
Derivative Contracts [3]	(0.2)%
Other Assets and Liabilities--Net [4]	0.6%
TOTAL	100.0%

At November 30, 2008, the Fund's sector composition 5 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	18.2%
Energy	13.3%
Industrials	12.5%
Consumer Staples	12.1%
Health Care	11.8%
Telecommunication Services	8.1%
Consumer Discretionary	7.4%
Utilities	6.4%
Materials	5.2%
Information Technology	5.0%
TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.
As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

2 Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3 Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

4 Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

5 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

Portfolio of Investments

November 30, 2008

Shares			Value
		COMMON STOCKS--36.8%
		Consumer Discretionary--2.7%
10,845		Black & Decker Corp.	$460,262
61,670		CBS Corp. - Class B	410,722
11,050		Fortune Brands, Inc.	417,690
40,260		Home Depot, Inc.	930,409
148,855		Leggett and Platt, Inc.	2,173,283
138,930		Macy's Inc.	1,030,861
69,640		Mattel, Inc.	951,979
5,195		McDonald's Corp.	305,206
58,920		Nordstrom, Inc.	669,920
162,565		Regal Entertainment Group	1,490,721
33,485		Time Warner, Inc.	303,039
		TOTAL	9,144,092
		Consumer Staples--4.5%
61,645		Altria Group, Inc.	991,252
38,320		Kimberly-Clark Corp.	2,214,513
24,940		Kraft Foods, Inc., Class A	678,617
33,640		PepsiCo, Inc.	1,907,388
46,000		Procter & Gamble Co.	2,960,100
15,840		Reynolds American, Inc.	650,707
38,510		Sysco Corp.	903,060
29,640		The Coca-Cola Co.	1,389,227
58,690		Wal-Mart Stores, Inc.	3,279,597
		TOTAL	14,974,461
		Energy--4.9%
42,145	[1]	Chevron Corp.	3,329,877
57,910		ConocoPhillips	3,041,433
12,770		EnCana Corp.	597,764
59,690		Exxon Mobil Corp.	4,784,154
164,355	[2]	Grey Wolf, Inc.	900,665
62,445		Marathon Oil Corp.	1,634,810
13,510	[1]	Occidental Petroleum Corp.	731,431
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
48,365		Precision Drilling Trust	$388,855
25,400	[2]	Southern Union Co.	348,996
40,700		Spectra Energy Corp.	661,782
		TOTAL	16,419,767
		Financials--6.7%
43,440	[1]	Ace, Ltd.	2,269,740
45,295	[1]	Chubb Corp.	2,326,351
45,790		Huntington Bancshares, Inc.	366,320
96,420	[1]	JPMorgan Chase & Co.	3,052,657
161,065		Merrill Lynch & Co., Inc.	2,129,279
380,385		National City Corp.	764,574
40,090		Nationwide Financial Services, Inc., Class A	2,036,572
218,330		New York Community Bancorp, Inc.	2,849,207
19,650		PNC Financial Services Group	1,036,931
10,395		PartnerRe Ltd.	727,234
72,485	[1]	The Travelers Cos, Inc.	3,163,970
25,530		U.S. Bancorp	688,799
187,325		Wachovia Corp.	1,052,767
		TOTAL	22,464,401
		Health Care--4.3%
55,930		Bristol-Myers Squibb Co.	1,157,751
73,240		Johnson & Johnson	4,290,399
9,920		Lilly (Eli) & Co.	338,768
26,085		Merck & Co., Inc.	696,991
292,495		Pfizer, Inc.	4,805,693
90,830		Wyeth	3,270,788
		TOTAL	14,560,390
		Industrials--4.6%
11,970		3M Co.	801,152
23,070		Dover Corp.	688,178
24,130		Eaton Corp.	1,118,184
20,030		Emerson Electric Co.	718,877
119,125		General Electric Co.	2,045,376
52,895		Illinois Tool Works, Inc.	1,804,777
Shares			Value
		COMMON STOCKS--continued
		Industrials--continued
63,865		Northrop Grumman Corp.	$2,615,272
12,440		Pitney Bowes, Inc.	307,392
66,795		Republic Services, Inc.	1,603,080
33,265		United Parcel Service, Inc.	1,916,064
23,125		United Technologies Corp.	1,122,256
21,625		Waste Management, Inc.	631,450
		TOTAL	15,372,058
		Information Technology--1.8%
20,910		Analog Devices, Inc.	357,561
9,855		Automatic Data Processing, Inc.	404,646
124,510		Intel Corp.	1,718,238
10,710		International Business Machines Corp.	873,936
69,095		Maxim Integrated Products, Inc.	854,705
14,930		Microsoft Corp.	301,885
56,925		Nokia Oyj, ADR, Class A	806,627
43,797		Taiwan Semiconductor Manufacturing Co., ADR	313,149
20,150		Texas Instruments, Inc.	313,736
17,040		Xilinx, Inc.	278,774
		TOTAL	6,223,257
		Materials--1.9%
36,470		Alcoa, Inc.	392,417
16,715		Allegheny Technologies, Inc.	383,609
24,275		Dow Chemical Co.	450,301
12,115		Du Pont (E.I.) de Nemours & Co.	303,602
277,945	[1]	Gold Fields Ltd., ADR	2,284,708
7,390		PPG Industries, Inc.	324,569
23,320		Packaging Corp. of America	348,168
23,145		Rohm & Haas Co.	1,583,349
19,520		Sealed Air Corp.	309,002
		TOTAL	6,379,725
		Telecommunication Services--3.0%
215,224		AT&T, Inc.	6,146,798
79,200		Verizon Communications	2,585,880
63,490		Vodafone Group PLC, ADR	1,243,134
		TOTAL	9,975,812
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Utilities--2.4%
43,075		AGL Resources, Inc.	$1,296,988
19,120		Ameren Corp.	680,290
87,190		CenterPoint Energy, Inc.	1,127,367
49,345		Edison International	1,648,123
9,000		Integrys Energy Group, Inc.	397,620
141,815		NiSource, Inc.	1,708,871
12,010		ONEOK, Inc.	352,373
9,370		Progress Energy, Inc.	371,895
9,235		SCANA Corp.	320,916
		TOTAL	7,904,443
		TOTAL COMMON STOCKS (IDENTIFIED COST $146,053,259)	123,418,406
		CORPORATE BONDS--0.9%
		Basic Industry - Paper-0.8%
$1,400,000		Louisiana-Pacific Corp., 8.875%, 08/15/2010	1,080,964
1,500,000		News America Holdings, Inc., Note, 8.150%, 10/17/2036	1,456,519
		TOTAL	2,537,483
		Communications Media Non-Cable--0.1%
360,000		Westvaco Corp., Sr. Deb., 7.500%, 06/15/2027	309,656
		TOTAL CORPORATE BONDS (IDENTIFIED COST $4,022,673)	2,847,139
		MUTUAL FUNDS--61.5% [3]
4,519,988		Emerging Markets Fixed Income Core Fund	72,333,666
4,344,760		Federated Mortgage Core Portfolio	42,361,413
19,983,217		High Yield Bond Portfolio	87,126,826
4,509,902	[4]	Prime Value Obligations Fund, Institutional Shares, 2.35%	4,509,902
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $264,566,508)	206,331,807
		TOTAL INVESTMENTS--99.2% (IDENTIFIED COST $414,642,440) [5]	332,597,352
		OTHER ASSETS AND LIABILITIES - NET--0.8% [6]	2,757,999
		TOTAL NET ASSETS--100%	$335,355,351

At November 30, 2008, the Fund had the following outstanding written call option contracts:

Security	Expiration Date	Exercise Price	Contracts	Value
[2] Ace Ltd.	January 2009	$60	390	$ 44,850
[2] Chevron Corp.	January 2009	$95	375	$ 37,500
[2] Chubb Corp.	January 2009	$60	405	$ 54,675
[2] Gold Fields Ltd.	January 2009	$10	2,500	$200,000
[2] J.P. Morgan Chase & Co.	January 2009	$40	865	$ 60,118
[2] Occidental Petroleum Corp.	January 2009	$70	121	$ 16,940
[2] The Travelers Cos., Inc.	January 2009	$50	650	$ 99,125
(PREMIUMS RECEIVED $447,490)				$513,208

Value of Written Call Options is included in "Other Assets and Liabilities - Net."

1 Portion of security subject to options written.

2 Non-income-producing security.

3 Affiliated companies.

4 7-Day net yield.

5 The cost of investments for federal tax purposes amounts to $420,897,441.

6 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1--Quoted Prices	$329,750,213	$513,208
Level 2--Other Significant Observable Inputs	2,847,139	--
Level 3--Significant Unobservable Inputs	--	--
TOTAL	$332,597,352	$513,208

* Other financial instruments include written option contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2008

Assets:
Total investments in securities, at value including $206,331,807 of investments in affiliated issuers (Note 5) (identified cost $414,642,440)		$332,597,352
Income receivable		1,784,985
Receivable for investments sold		2,472,329
Receivable for shares sold		150,099
TOTAL ASSETS		337,004,765
Liabilities:
Payable for shares redeemed	$507,722
Income distribution payable	299,793
Options written, at value (premium received $447,490)	513,208
Payable for custodian fees	3,267
Payable for transfer and dividend disbursing agent fees and expenses	111,152
Payable for Directors'/Trustees' fees	707
Payable for distribution services fee (Note 5)	38,001
Payable for shareholder services fee (Note 5)	96,023
Accrued expenses	79,541
TOTAL LIABILITIES		1,649,414
Net assets for 57,716,329 shares outstanding		$335,355,351
Net Assets Consist of:
Paid-in capital		$696,848,064
Net unrealized depreciation of investments, options and translation of assets and liabilities in foreign currency		(82,110,814)
Accumulated net realized loss on investments, options and foreign currency transactions		(280,104,939)
Undistributed net investment income		723,040
TOTAL NET ASSETS		$335,355,351

Statement of Assets and Liabilities-continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($211,559,596 ÷ 36,416,038 shares outstanding), no par value, unlimited shares authorized	$5.81
Offering price per share (100/94.50 of $5.81) [1]	$6.15
Redemption proceeds per share	$5.81
Class B Shares:
Net asset value per share ($33,997,767 ÷ 5,842,089 shares outstanding), no par value, unlimited shares authorized	$5.82
Offering price per share	$5.82
Redemption proceeds per share (94.50/100 of $5.82) [1]	$5.50
Class C Shares:
Net asset value per share ($27,098,325 ÷ 4,662,502 shares outstanding), no par value, unlimited shares authorized	$5.81
Offering price per share	$5.81
Redemption proceeds per share (99.00/100 of $5.81) [1]	$5.75
Class F Shares:
Net asset value per share ($62,699,663 ÷ 10,795,700 shares outstanding), no par value, unlimited shares authorized	$5.81
Offering price per share (100/99.00 of $5.81) [1]	$5.87
Redemption proceeds per share (99.00/100 of $5.81) [1]	$5.75

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2008

Investment Income:
Dividends (including $14,297,713 received from affiliated issuers (Note 5) and net of foreign taxes withheld of $82,580)		$21,080,841
Interest (including $35,115 of income on securities loaned)		526,730
Investment income allocated from affiliated partnership (Note 5)		7,082,187
TOTAL INCOME		28,689,758
Expenses:
Investment adviser fee (Note 5)	$3,502,819
Administrative personnel and services fee (Note 5)	365,177
Custodian fees	31,350
Transfer and dividend disbursing agent fees and expenses	710,530
Directors'/Trustees' fees	6,453
Auditing fees	29,500
Legal fees	15,094
Portfolio accounting fees	133,329
Distribution services fee--Class B Shares (Note 5)	379,240
Distribution services fee--Class C Shares (Note 5)	284,612
Shareholder services fee--Class A Shares (Note 5)	726,468
Shareholder services fee--Class B Shares (Note 5)	126,414
Shareholder services fee--Class C Shares (Note 5)	92,882
Shareholder services fee--Class F Shares (Note 5)	202,183
Account administration fee--Class A Shares	985
Account administration fee--Class C Shares	114
Account administration fee--Class F Shares	1,103

Statement of Operations-continued

Year Ended November 30, 2008

Expenses--continued:
Share registration costs		$52,254
Printing and postage		87,707
Insurance premiums		4,117
Miscellaneous		4,253
EXPENSES BEFORE ALLOCATION		6,756,584
Expenses allocated from affiliated partnership		54,285
TOTAL EXPENSES		6,810,869
Reimbursement, Waiver, and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(23,985)
Waiver of administrative personnel and services fee (Note 5)	(9,802)
Fees paid directly from directed brokerage arrangements (Note 6)	(17,863)
TOTAL REIMBURSEMENT, WAIVER AND EXPENSE REDUCTION		(51,650)
Net expenses			$6,759,219
Net investment income			21,930,539
Realized and Unrealized Gain (Loss) on Investments, Written Options and Foreign Currency Transactions:
Net realized loss on investments and foreign currency transactions (including realized gain of $3,297,911 on sales of investments in affiliated companies) (Note 5)			(29,535,278)
Net realized loss from affiliated partnership (Note 2)			(7,331,851)
Net realized gain on written options			255,334
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency			(104,180,664)
Net change in unrealized depreciation on written options			(61,458)
Net realized and unrealized loss on investments, written options and foreign currency transactions			(140,853,917)
Change in net assets resulting from operations			$(118,923,378)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended November 30	2008	2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,930,539	$23,048,787
Net realized gain (loss) on investments including allocation from affiliated partnership, written options and foreign currency transactions	(36,611,795)	27,593,575
Net change in unrealized appreciation/depreciation of investments, written options and translation of assets and liabilities in foreign currency	(104,242,122)	(26,714,771)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(118,923,378)	23,927,591
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(13,560,233)	(15,101,950)
Class B Shares	(1,938,372)	(2,167,642)
Class C Shares	(1,463,277)	(1,510,703)
Class F Shares	(3,895,384)	(4,216,643)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(20,857,266)	(22,996,938)
Share Transactions:
Proceeds from sale of shares	50,455,918	89,337,123
Net asset value of shares issued to shareholders in payment of distributions declared	18,113,994	19,844,561
Cost of shares redeemed	(127,142,128)	(127,652,234)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(58,572,216)	(18,470,550)
Change in net assets	(198,352,860)	(17,539,897)
Net Assets:
Beginning of period	533,708,211	551,248,108
End of period (including undistributed net investment income of $723,040 and $536,974, respectively)	$335,355,351	$533,708,211

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2008

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Capital Income Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The primary investment objective of the Fund is to achieve current income and long-term growth of income. Capital appreciation is a secondary objective.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in portfolios of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, an affiliate to the Fund's adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of High Yield Bond Portfolio, a portfolio of Core Trust, is to seek high current income by investing primarily in a diversified portfolio of lower rated fixed-income securities. The investment objective of Federated Mortgage Core Portfolio, a portfolio of Core Trust, is to provide total return. Federated receives no advisory or administrative fees on behalf Core Trust. Income distributions from Core Trust are declared daily and paid monthly, and are recorded by the Fund as dividend income. Capital gain distributions, if any, from Core Trust are declared and paid annually, and are recorded by the Fund as capital gains. The performance of the Fund is directly affected by the performance of the Core Trust. A copy of the Core Trust's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

The Fund may also invest in portfolios of Federated Core Trust II (Core Trust II), pursuant to a separate Exemptive Order issued by the SEC. Core Trust II is independently managed by Federated Investment Counseling, an affiliate to the Fund's Adviser. Core Trust II is a limited partnership established under the laws of the state of Delaware, on November 13, 2000, registered under the Act, and offered only to registered investment companies and other accredited investors. The investment objective of Emerging Markets Fixed-Income Core Fund (EMCORE), a portfolio of Core Trust II, is to achieve total return on assets. Federated receives no advisory or administrative fees on behalf of the Core Trust II. The Fund records daily its proportionate share of income, expenses, realized and unrealized gains and losses from EMCORE. The performance of the Fund is directly affected by the performance of EMCORE. A copy of EMCORE's financial statements is available on the EDGAR Database on the SEC's website or upon request from the Fund.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as account administration, distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the year ended November 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2008, tax years 2005 through 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Written Options Contracts

The Fund may write option contracts. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The value of the option contract is recorded as a liability and unrealized gain or loss is measured by the difference between the current value and the premium received. For the year ended November 30, 2008, the Fund had a realized gain of $255,334 on written options.

The following is a summary of the Fund's written option activity:

Contracts	Number of Contracts	Premium
Outstanding at November 30, 2007	570	$ 41,340
Contracts written	10,011	822,626
Contracts bought back	(5,275)	(416,476)
Outstanding at November 30, 2008	5,306	$447,490

Written options contracts outstanding at period end are listed after the Fund's portfolio of investments.

Securities Lending

The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.

As of November 30, 2008, the Fund had no outstanding securities on loan.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended November 30	2008		2007
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,424,998	$34,374,128	6,091,111	$50,045,417
Shares issued to shareholders in payment of distributions declared	1,717,883	12,494,103	1,689,461	13,826,602
Shares redeemed	(11,285,239)	(83,086,967)	(10,494,282)	(85,942,933)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(5,142,358)	$(36,218,736)	(2,713,710)	$(22,070,914)

Year Ended November 30	2008		2007
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	708,864	$5,664,059	2,120,245	$17,436,661
Shares issued to shareholders in payment of distributions declared	220,518	1,606,647	216,702	1,775,547
Shares redeemed	(2,481,604)	(18,275,021)	(2,160,580)	(17,740,063)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(1,552,222)	$(11,004,315)	176,367	$1,472,145

Year Ended November 30	2008		2007
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	992,537	$7,423,767	2,011,474	$16,491,107
Shares issued to shareholders in payment of distributions declared	158,260	1,148,896	141,547	1,158,047
Shares redeemed	(1,893,695)	(14,030,351)	(1,131,317)	(9,240,475)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(742,898)	$(5,457,688)	1,021,704	$8,408,679

Year Ended November 30	2008		2007
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	317,159	$2,993,964	653,274	$5,363,938
Shares issued to shareholders in payment of distributions declared	394,946	2,864,348	377,240	3,084,365
Shares redeemed	(1,596,204)	(11,749,789)	(1,798,990)	(14,728,763)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(884,099)	$(5,891,477)	(768,476)	$(6,280,460)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(8,321,577)	$(58,572,216)	(2,284,115)	$(18,470,550)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, swap adjustments and partnership transaction reclassifications.

For the year ended November 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(887,207)	$887,207

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2008 and 2007, was as follows:

	2008	2007
Ordinary income	$20,857,266	$22,996,938

As of November 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$723,040
Net unrealized depreciation	$(88,405,131)
Capital loss carryforwards	$(273,810,622)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, discount accretion/premium amortization on debt securities and partnership reclassifications.

At November 30, 2008, the cost of investments for federal tax purposes was $420,897,441. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from written options was $88,300,089. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,696,632 and net unrealized depreciation from investments for those securities having an excess of cost over value of $93,996,721.

At November 30, 2008, the Fund had a capital loss carryforward of $273,810,622 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$ 8,543,769
2010	$205,719,244
2011	$ 27,979,589
2016	$ 31,568,020

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2008, the Sub-Adviser earned a fee of $707,503.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2008, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,802 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.05%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2008, FSC retained $37,248 of fees paid by the Fund. For the year ended November 30, 2008, the Fund's Class F Shares did not incur a distribution services fee.

On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class F Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund on January 31, 2008.

Sales Charges

For the year ended November 30, 2008, FSC retained $35,623 in sales charges from the sale of Class A Shares. FSC also retained $5,588 of contingent deferred sales charges relating to redemptions of Class C Shares and $3,640 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2008, FSSC received $17,638 of fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated mutual funds. For the year ended November 30, 2008, the Adviser reimbursed $23,985. Transactions with affiliated companies during the year ended November 30, 2008, were as follows:

Affiliates	Balance of Shares Held 11/30/2007	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 11/30/2008	Value	Dividend Income/ Allocated Investment Income
Emerging Markets Fixed Income Core Fund	4,779,921	1,510,211	1,770,144	4,519,988	$72,333,666	$ 7,082,187
Federated Mortgage Core Portfolio	9,954,096	4,029,525	9,638,861	4,344,760	42,361,413	4,546,949
High Yield Bond Portfolio	13,329,058	13,181,859	6,527,700	19,983,217	87,126,826	8,859,061
Prime Value Obligations Fund, Institutional Shares	35,480,991	152,683,961	183,655,050	4,509,902	4,509,902	891,703
TOTAL OF AFFILIATED TRANSACTIONS	63,544,066	171,405,556	201,591,755	33,357,867	$206,331,807	$21,379,900

6. EXPENSE REDUCTION

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2008, the Fund's expenses were reduced by $17,863 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2008, were as follows:

Purchases	$369,886,070
Sales	$405,915,338

8. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2008, there were no outstanding loans. During the year ended November 30, 2008, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2008, there were no outstanding loans. During the year ended November 30, 2008, the program was not utilized.

10. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated"), and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares or other adverse consequences for the Federated Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

12. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2008, 23.5% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2008, 20.5% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST
AND SHAREHOLDERS OF FEDERATED CAPITAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Capital Income Fund (the "Fund"), a portfolio of Federated Income Securities Trust, as of November 30, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to December 1, 2005, were audited by other independent registered public accountants whose report thereon dated January 23, 2006, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2008 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Capital Income Fund as of November 30, 2008, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
January 23, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4400 Ericsson Drive Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.
Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions: National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated) Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is a Portfolio Manager of the Fund and is responsible for managing the Fund's equity portfolio. He is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory
Contract-May 2008

FEDERATED CAPITAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2007, the Fund's performance for the three-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee, after waivers and expense reimbursements, if any, was above the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive. The Board will continue to monitor advisory fees and other expenses borne by the Fund.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Capital Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C878
Cusip 31420C860
Cusip 31420C852
Cusip 31420C845

G01049-01 (1/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Stock and California Muni Fund

Established 2006

A Portfolio of Federated Income Securities Trust

Federated Stock and California Muni Fund invests in both equity securities (stock) and California municipal (muni) securities as described in the Fund's Prospectus and Statement of Additional Information. Thus, the Fund is not entirely a "tax-exempt" or "municipal" fund, and a portion of the income derived from the Fund's portfolio (or dividend distributions) will be subject to federal income tax and California state and local personal income tax.

ANNUAL SHAREHOLDER REPORT

November 30, 2008

Class A Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended
	11/30/2008		11/30/2007	[1]
Net Asset Value, Beginning of Period	$9.88		$10.00
Income From Investment Operations:
Net investment income	0.34		0.31
Net realized and unrealized loss on investments, futures contracts, foreign currency transactions and swap contracts	(1.89)		(0.14)
TOTAL FROM INVESTMENT OPERATIONS	(1.55)		0.17
Less Distributions:
Distributions from net investment income	(0.33)		(0.29)
Net Asset Value, End of Period	$8.00		$9.88
Total Return [2]	(16.01)%		1.69%

Ratios to Average Net Assets:
Net expenses	0.53	% [3]	0.33	% [3,4]
Net investment income	3.77%		3.57	% [4]
Expense waiver/reimbursement [5]	4.77%		8.24	% [4]
Supplemental Data
Net assets, end of period (000 omitted)	$6,126		$6,728
Portfolio turnover	118%		87%

1 For the period from December 11, 2006 (date of initial investment) to November 30, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the year ended November 30, 2008 and for the period ended November 30, 2007 are 0.53% and 0.32%, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended
	11/30/2008		11/30/2007	[1]
Net Asset Value, Beginning of Period	$9.88		$10.00
Income From Investment Operations:
Net investment income	0.26		0.25
Net realized and unrealized loss on investments, futures contracts, foreign currency transactions and swap contracts	(1.88)		(0.15)
TOTAL FROM INVESTMENT OPERATIONS	(1.62)		0.10
Less Distributions:
Distributions from net investment income	(0.26)		(0.22)
Net Asset Value, End of Period	$8.00		$9.88
Total Return [2]	(16.70)%		1.01%

Ratios to Average Net Assets:
Net expenses	1.35	% [3]	1.09	% [3,4]
Net investment income	2.97%		2.87	% [4]
Expense waiver/reimbursement [5]	4.77%		6.67	% [4]
Supplemental Data
Net assets, end of period (000 omitted)	$2,528		$1,644
Portfolio turnover	118%		87%

1 For the period from December 11, 2006 (date of initial investment) to November 30, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios for the year ended November 30, 2008 and for the period ended November 30, 2007 are 1.35% and 1.08%, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charge (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2008 to November 30, 2008.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2008	Ending Account Value 11/30/2008	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 845.20	$2.72
Class C Shares	$1,000	$ 841.60	$6.54
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.05	$2.98
Class C Shares	$1,000	$1,017.90	$7.16

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.59%
Class C Shares	1.42%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period ended November 30, 2008, was (16.01)% for Class A Shares and (16.70)% for Class C Shares. These returns were better than the (21.15)% total return of the Morningstar Conservative Allocation Funds Average. 1

The fund's investment strategy focused on income-earning investments, specifically high quality, dividend-paying stocks and intermediate and long-term tax-exempt municipal bonds to achieve the fund's primary income objective and secondary capital appreciation objective. The most significant factors affecting the fund's performance during the reporting period were: (a) the fund's allocation between stocks and California tax-exempt municipal bonds; (b) the selection of equity securities of similar issuers (referred to as sectors); (c) the selection of California tax-exempt municipal securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities), different credit characteristics or different structural attributes; and (d) the effective duration of the fund's tax-exempt municipal bond portfolio.

The following discussion will focus on the performance of the fund's Class A Shares. The (16.01)% total return of the Class A Shares for the reporting period consisted of (19.03)% in price performance and 3.02% in reinvested dividends.

1 Morningstar figures represent the average total returns reported by all mutual funds designated by Morningstar, Inc. as falling into the category indicated. They do not reflect sales charges. Investments cannot be made directly in an average. The total return for the reporting period for the fund's benchmark indexes, the Barclays Capital California Municipal Bond Index ("BCCMB") and the Russell 1000 Value Index ("RU1000V") were (5.18)% and (38.32)%, respectively. The BCCMB includes issues in the state of California which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million and have a maturity of one year or greater. Investments cannot be made directly in an index. The RU1000V measures the performance of the 1,000 largest of the 3,000 largest U.S. domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The indexes are not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The indexes are unmanaged, and it is not possible to invest directly in an index. The fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which are not reflected in the total return of the BCCMB or RU1000V.© 2008 Morningstar, Inc. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

MARKET OVERVIEW

During the 12-month reporting period, global equity markets trended down with a sharp drop during the last months of the reporting period. The financial market crisis intensified as Fannie Mae and Freddie Mac were placed into conservatorship by the U.S. Treasury, Lehman Brothers filed for bankruptcy protection and AIG averted bankruptcy through support from the Federal Reserve (the "Fed"). The stress from the financial sector spilled into the non-financial sector of the economy and credit markets froze. Late in the reporting period, the U.S. government passed a bailout program for financial institutions. Seeing that markets remained troubled and that the financial crisis was threatening financial systems and global economies, governments around the world coordinated efforts on interest rate cuts and implemented a variety of capital and financial guarantee programs aimed at restoring the functioning of credit markets.

The S&P 500 Index 2 returned (38.09)% and the Nasdaq Composite Index 3 returned (41.77)% for the reporting period. In general, stocks with smaller market capitalizations outperformed larger-capitalization stocks, value stocks slightly outperformed growth stocks and defensive stocks outperformed stocks cyclically driven. Strong relative performance in the Consumer Staples, Energy, Utilities and Health Care sectors dominated weak performance in the Financials, Information Technology, Materials and Consumer Discretionary sectors during the reporting period.

2 The S&P 500 Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made directly in an index.

3 The Nasdaq Composite Index is an index that measures all Nasdaq domestic and non-U.S.-based common stocks listed on the Nasdaq stock market. The index is unmanaged and, unlike the fund, is not affected by cashflows. Investments cannot be made directly in an index.

The broad financial crisis produced strong demand for Treasury securities, with yields falling across the yield curve and particularly sharp yield declines for short-term Treasury debt. The 10-year U.S. Treasury yield ranged from 2.92% to 4.28% over the 12-month reporting period, ending at 2.92%, down 102 basis points from a year earlier. The two-year Treasury yield ended the reporting period at 0.99%, down 201 basis points. Yields on tax-exempt municipal securities with seven years or less in remaining maturity declined during the reporting period, producing positive total returns for such securities, while yields rose sharply for securities with 10 or more years in remaining maturity. During the reporting period, Municipal Market Data (MMD) 4 10-, 20- and 30-year AAA tax-exempt municipal yields increased 40, 88 and 106 basis points, respectively. The combination of bond insurer credit downgrades, distress among key municipal dealers and market participants, sharp selling of longer-term municipal bonds to meet margin calls by leveraged investors, redemptions from open-end municipal bond funds and a steep drop in the liquidity of tax-exempt municipal bond markets produced sharp losses for intermediate and long-term tax-exempt municipal bonds. Within tax-exempt municipal bonds, higher credit quality bonds outperformed lower credit quality securities as credit spreads widened amid the onset of a U.S. recession. In addition, the Fed's easing of monetary policy and heavy selling of longer term municipal bonds caused the tax-exempt municipal yield curve--the difference between 1 and 30 year MMD yields--to steepen to 433 basis points from 112 basis points one year ago.

4 MMD is a market data provider that produces a daily generic yield curve of investment-grade municipal bonds based on a survey of municipal securities dealers and observed trades. The MMD "AAA" yield curve is a widely used reference for top credit quality municipal bonds in the marketplace.

PORTFOLIO ALLOCATION

During the 12-month reporting period, the fund's portfolio was allocated between stocks and tax-exempt municipal bonds according to various factors. The factors reflect the fund's primary investment objective of tax advantaged income and its secondary objective of capital appreciation. 5 The factors used were: 1) maintenance of at least 50% exposure to tax-exempt municipal securities in order to comply with Internal Revenue Service rules governing the payment of tax-exempt dividends from the tax-exempt municipal security portion of the portfolio; 2) the fund's ability to pay and maintain an attractive level of dividends; and 3) the expected relative total return of tax-exempt municipal bonds and stocks. The allocation at the end of the reporting period on November 30, 2008 was 62.4% California tax-exempt municipal bonds, 35.2% stocks and 1.7% municipal short-term investments. At various points during the period, the allocation was skewed more heavily toward tax-exempt municipal bonds and away from stocks as a defensive stance was adopted, with allocation toward tax-exempt municipal bonds at times reaching near 70%.The fund's allocation had a material effect on performance because tax-exempt municipal bonds and stocks had divergent total returns. For the 12-month reporting period, the RU1000V posted a total return of (38.32)%, while the BCCMB posted a total return of (5.18)%. Weighting these benchmarks (60% BCCMB and 40% RU1000V), the blended benchmark return was (19.68)% for the reporting period. For the reporting period, the total return on the fund's Class A Shares outperformed the weighted benchmark because of the fund's larger allocation to tax-exempt municipal bonds.

SECTOR AND SECURITY SELECTION - EQUITY STOCKS

The equity component of the portfolio surpassed returns of the RU1000V during the 12-month reporting period. During the reporting period, the fund was focused on realization of its total return and income objectives by purchasing and holding income-producing equity securities with favorable valuation levels. Value strategies generally outperformed growth strategies, which was a positive influence on portfolio performance. Strategies with smaller capitalizations outperformed larger capitalizations, which was a negative influence on portfolio performance.

5 Federated Stock and California Muni Fund invests in both equity securities (stock) and California municipal (muni) securities as described in the fund's Prospectus. Thus, the fund is not entirely a "tax-exempt" or "municipal" fund, and a portion of the income derived from the fund's portfolio (or dividend distributions) will be subject to federal income tax and California state and local personal income tax. Although the fund pursues tax-advantaged income and seeks to invest primarily in securities whose interest is not subject to the federal alternative minimum tax, there are no assurances that it will achieve these goals.

Both sector allocations and stock selection positively contributed to the fund's equity performance. Having an underweight in the Energy sector and an overweight in the Information Technology sector detracted from performance during the reporting period. Having a large underweight in the Financials sector and an overweight in the Consumer Staples sector aided performance, as Financials was the worst performing sector and Consumer Staples was the best performing sector in the RU1000V. Stock selection was strong in all sectors with the exception of the Energy sector.

SECURITY SELECTION - TAX-EXEMPT MUNICIPAL BONDS

The performance of the tax-exempt municipal bond component of the fund's portfolio lagged the return of the BCCMB during the 12-month reporting period. The fund attempted to balance the fund's tax-advantaged income and total return objectives during the reporting period, given that the higher-income, longer-term components of the tax-exempt municipal bond market produced sharply lower total return relative to lower-income, shorter-term bonds. The bond strategies were to: 1) maintain exposure to intermediate and long-term tax-exempt municipal bonds to seek to capture the income advantages of such securities relative to tax-exempt municipal bonds with shorter maturities; 2) invest only in tax-exempt municipal bonds whose interest is not subject to (or not a specific preference item for purposes of) the federal alternative minimum tax for individuals or corporations; 3) maintain a significant weighting in low investment-grade and noninvestment-grade bonds, 6 or equivalents, given their income advantages; and 4) adjust portfolio duration, 7 or sensitivity to interest rates and yield curve exposures, in an effort to enhance bond portfolio total return as market interest rates fluctuated. During the period, the fund's exposure to bonds with 20 years or more in remaining maturity was significantly reduced and exposure to securities with 5 to 19 years in remaining maturity was increased to dampen the fund's losses from underperformance of long-term securities.

6 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

7 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

The fund's yield curve positioning and credit quality exposure detracted from fund performance. The fund's significant allocation to long-term tax-exempt municipal bonds with maturities of 22 years or more--the allocation reduced to a period average of 40% of the fund's bond portfolio in fiscal 2008 from 56% in fiscal 2007--sharply underperformed the BCCMB, as the tax-exempt municipal yield curve steepened and prices of long-term securities fell. A steepening yield curve means that incremental yield increases by a greater extent as maturities get longer. Portfolio holdings of BBB and lower-rated (or non-rated holdings of comparable quality) tax-exempt municipal bonds--which represented about 11% of the bond portfolio on average for the fiscal year--also detracted from fund performance, as widening credit spreads resulted in sharper price declines for such securities relative to higher quality, lower yielding securities. 8

DURATION - TAX-EXEMPT MUNICIPAL BONDS

Duration management is a component of the fund's investment strategy. During the reporting period, the duration of the fund's tax-exempt municipal bond portfolio averaged 7.9 years, which was somewhat longer than the duration of the BCCMB. This longer duration reflected the fund's focus on intermediate and long-term securities, given their yield advantages. Although position adjustments were undertaken to dampen interest rate risk, the fund's longer duration relative to the BCCMB detracted from fund performance as intermediate and long-term tax-exempt municipal interest rates rose sharply over the period and short term municipal interest rates declined.

8 Bond prices are sensitive to changes in interest rates and interest rate spreads between bonds of varying credit quality. A rise in interest rates or interest rate spreads can cause a decline in their prices.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Stock and California Muni Fund (Class A Shares) (the "Fund") from December 11, 2006 (start of performance) to November 30, 2008, compared to the Barclays Capital California Municipal Bond Index (BCCMB) 2 and the Russell 1000 Value Index (RU1000V). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2008
1 Year	(20.67)%
Start of Performance (12/11/2006)	(10.29)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 5.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The BCCMB and RU1000V have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The BCCMB includes issues in the state of California which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued. Investments cannot be made directly in an index. The RU1000V is an unmanaged index that measures the performance of the 1,000 largest of the 3,000 largest U.S-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The indexes are not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cash flows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Stock and California Muni Fund (Class C Shares) (the "Fund") from December 11, 2006 (start of performance) to November 30, 2008, compared to the Barclays Capital California Municipal Bond Index (BCCMB) 2 and the Russell 1000 Value Index (RU1000V). 2

Average Annual Total Returns [3] for the Period Ended 11/30/2008
1 Year	(17.51)%
Start of Performance (12/11/2006)	(8.38)%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The BCCMB and the RU1000V have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The BCCMB includes issues in the state of California which have a minimum credit rating of BAA3, are issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued. Investments cannot be made directly in an index. The RU1000V is an unmanaged index that measures the performance of the 1,000 largest of the 3,000 largest U.S.-domiciled companies (based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values. The indexes are not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total returns quoted reflect all applicable contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Tables

At November 30, 2008, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Tax-Exempt, Fixed-Income Securities	62.4%
Equity Securities	35.2%
Cash Equivalents [2]	1.7%
Other Assets and Liabilities--Net [3]	0.7%
TOTAL	100.0%

At November 30, 2008, the Fund's sector composition 4 for its equity securities was as follows:

Sector Composition	Percentage of Equity Securities
Financials	18.0%
Energy	13.2%
Industrials	12.6%
Consumer Staples	11.8%
Health Care	11.5%
Telecommunication Services	8.1%
Consumer Discretionary	7.5%
Utilities	6.2%
Materials	5.8%
Information Technology	5.3%
TOTAL	100.0%

At November 30, 2008, the Fund's sector composition 5 for its tax-exempt securities was as follows:

Sector Composition	Percentage of Tax-Exempt Municipal Securities
Insured	44.0%
General Obligation--Local	10.1%
Education	8.6%
Transportation	7.8%
Refunded	7.3%
General Obligation--State	7.3%
Hospital	5.7%
Water Sewer	5.1%
Other	1.7%
Senior Care	1.2%
Public Power	0.6%
Special Tax	0.6%
TOTAL	100.0%

1 See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2 Cash Equivalents include any investments in tax-exempt, variable rate demand instruments.

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

4 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

5 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

Portfolio of Investments

November 30, 2008

Shares			Value
		COMMON STOCKS--35.2%
		Consumer Discretionary--2.6%
315		Black & Decker Corp.	$13,369
1,765		CBS Corp. - Class B	11,755
305		Fortune Brands, Inc.	11,529
990		Home Depot, Inc.	22,879
3,430		Leggett and Platt, Inc.	50,078
3,515		Macy's, Inc.	26,081
1,725		Mattel, Inc.	23,581
130		McDonald's Corp.	7,637
1,565		Nordstrom, Inc.	17,794
3,650		Regal Entertainment Group	33,471
1,065		Time Warner, Inc.	9,638
		TOTAL	227,812
		Consumer Staples--4.2%
1,520		Altria Group, Inc.	24,442
975		Kimberly-Clark Corp.	56,345
576		Kraft Foods, Inc., Class A	15,673
785		PepsiCo, Inc.	44,509
1,065		Procter & Gamble Co.	68,533
335		Reynolds American, Inc.	13,762
950		Sysco Corp.	22,278
670		The Coca-Cola Co.	31,403
1,485		Wal-Mart Stores, Inc.	82,982
		TOTAL	359,927
		Energy--4.7%
980		Chevron Corp.	77,430
1,450		ConocoPhillips	76,154
365		EnCana Corp.	17,086
1,470		Exxon Mobil Corp.	117,820
Shares			Value
		COMMON STOCKS--continued
		Energy--continued
3,710	[1]	Grey Wolf, Inc.	$20,331
1,615		Marathon Oil Corp.	42,281
320		Occidental Petroleum Corp.	17,325
1,324		Precision Drilling Trust	10,645
600	[1]	Southern Union Co.	8,244
960		Spectra Energy Corp.	15,610
		TOTAL	402,926
		Financials--6.3%
1,080		Ace, Ltd.	56,430
1,125		Chubb Corp.	57,780
1,075		Huntington Bancshares, Inc.	8,600
2,395		JPMorgan Chase & Co.	75,826
3,790		Merrill Lynch & Co., Inc.	50,104
9,450		National City Corp.	18,994
875		Nationwide Financial Services, Inc., Class A	44,450
5,210		New York Community Bancorp, Inc.	67,990
490		PNC Financial Services Group	25,857
355		PartnerRe Ltd.	24,836
1,725		The Travelers Cos, Inc.	75,296
600		U.S. Bancorp	16,188
4,420		Wachovia Corp.	24,840
		TOTAL	547,191
		Health Care--4.1%
1,405		Bristol-Myers Squibb Co.	29,083
1,690		Johnson & Johnson	99,000
290		Lilly (Eli) & Co.	9,903
650		Merck & Co., Inc.	17,368
7,160		Pfizer, Inc.	117,639
2,155		Wyeth	77,602
		TOTAL	350,595
Shares			Value
		COMMON STOCKS--continued
		Industrials--4.4%
245		3M Co.	$16,398
525		Dover Corp.	15,661
670		Eaton Corp.	31,048
490		Emerson Electric Co.	17,586
2,965		General Electric Co.	50,909
1,390		Illinois Tool Works, Inc.	47,427
1,525		Northrop Grumman Corp.	62,449
365		Pitney Bowes, Inc.	9,019
1,650		Republic Services, Inc.	39,600
840		United Parcel Service, Inc.	48,384
610		United Technologies Corp.	29,603
510		Waste Management, Inc.	14,892
		TOTAL	382,976
		Information Technology--1.9%
575		Analog Devices, Inc.	9,832
265		Automatic Data Processing, Inc.	10,881
3,200		Intel Corp.	44,160
280		International Business Machines Corp.	22,848
1,810		Maxim Integrated Products, Inc.	22,390
480		Microsoft Corp.	9,706
1,460		Nokia Oyj, ADR, Class A	20,688
862		Taiwan Semiconductor Manufacturing Co., ADR	6,163
485		Texas Instruments, Inc.	7,551
490		Xilinx, Inc.	8,016
		TOTAL	162,235
		Materials--2.0%
1,595		Alcoa, Inc.	17,162
760		Allegheny Technologies, Inc.	17,442
745		Dow Chemical Co.	13,820
285		Du Pont (E.I.) de Nemours & Co.	7,142
Shares or Principal Amount			Value
		COMMON STOCKS--continued
		Materials--continued
6,600		Gold Fields Ltd., ADR	$54,252
210		PPG Industries, Inc.	9,223
495		Packaging Corp. of America	7,390
575		Rohm & Haas Co.	39,336
690		Sealed Air Corp.	10,923
		TOTAL	176,690
		Telecommunication Services--2.8%
5,295		AT&T, Inc.	151,225
1,950		Verizon Communications	63,668
1,590		Vodafone Group PLC, ADR	31,132
		TOTAL	246,025
		Utilities--2.2%
1,165		AGL Resources, Inc.	35,078
450		Ameren Corp.	16,011
2,120		CenterPoint Energy, Inc.	27,412
1,250		Edison International	41,750
160		Integrys Energy Group, Inc.	7,069
3,345		NiSource, Inc.	40,307
285		ONEOK, Inc.	8,362
180		Progress Energy, Inc.	7,144
215		SCANA Corp.	7,471
		TOTAL	190,604
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,689,360)	3,046,981
		MUNICIPAL BONDS--62.4%
		California--62.4%
$100,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Hamlin School), Revenue Bonds (Series 2007), 5.000%, 8/1/2037	61,513
200,000		ABAG Finance Authority for Non-Profit Corporations, CA, (Institute on Aging), INS Health Facility Revenue Bonds (Series 2008A), 5.650%, (GTD by California Mortgage Insurance), 8/15/2038	166,570
300,000		Bay Area Toll Authority, CA, Revenue Bonds (Series 2006F), 5.000%, 4/1/2026	289,524
Principal Amount			Value
		municipal bonds--continued
		California--continued
$150,000		Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2007F), 5.000%, 4/1/2024	$147,312
200,000		Belmont-Redwood Shores, CA School District, Refunding UT GO Bonds, 5.000%, (FSA INS), 9/1/2022	200,748
200,000		Beverly Hills, CA Unified School District, UT GO Bonds (Election 2002-Series B), 5.000%, 8/1/2027	192,238
200,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2007A), 5.250%, 11/15/2046	160,052
100,000		California Health Facilities Financing Authority, (Sutter Health), Revenue Bonds (Series 2008A), 5.250%, 8/15/2022	92,871
100,000		California Infrastructure & Economic Development Bank, (Walt Disney Family Museum), Revenue Bonds (Series 2008), 5.000%, 2/1/2023	92,414
400,000		California State Department of Water Resources Power Supply Program, Revenue Bonds (Series 2008H), 5.000%, (FSA INS), 5/1/2022	390,924
300,000		California State, Refunding UT GO Bonds, 5.000%, 12/1/2017	305,286
100,000		California State, Various Purpose UT GO Bonds, 5.500%, 3/1/2026	96,746
100,000		California Statewide Communities Development Authority, (Daughters of Charity Health System), Revenue Bonds (Series 2005A), 5.250%, 7/1/2035	63,310
100,000		California Statewide Communities Development Authority, (Front Porch at Walnut Village), Revenue Bonds (Series 2007A), 5.125%, 4/1/2037	64,786
300,000		Chino Basin Desalter Authority, Desalter Revenue Refunding Bonds (Series 2008A), 5.000%, (Assured Guaranty Corp. INS), 6/1/2021	276,624
300,000		Eastern Municipal Water District of Riverside County, CA, Water & Sewer Revenue Fixed Rate COP (Series 2008H), 5.000%, 7/1/2026	283,536
300,000		Fresno Joint Powers Financing Authority, Lease Revenue Bonds (Series 2008C), 5.000%, (Assured Guaranty Corp. INS), 4/1/2024	283,974
300,000		Grossmont-Cuyamaca, CA Community College District, Refunding UT GO Bonds, 5.000%, (Assured Guaranty Corp. INS), 8/1/2020	308,112
300,000		Grossmont-Cuyamaca, CA Community College District, UT GO Bonds (Election 2002 Series 2005B), 5.000%, (United States Treasury PRF 8/1/2015@100), 8/1/2024	339,819
50,000		Irvine, CA Assessment District No. 04-20, Special Assessment Bonds (Group One), 5.000%, 9/2/2030	32,842
300,000		Los Angeles, CA Community College District, GO Bonds (2001 Election 2008 Series E-1), 5.000%, 8/1/2033	272,709
100,000		Los Angeles, CA Harbor Department, Revenue Refunding Bonds (Series 2001A), 5.000%, (AMBAC INS), 8/1/2025	96,591
Principal Amount			Value
		municipal bonds--continued
		California--continued
$110,000		Los Angeles, CA Unified School District, Refunding UT GO Bonds (Series 2006B), 4.750%, (FGIC INS), 7/1/2021	$107,048
300,000		Los Angeles, CA Unified School District, UT GO Bonds (Series 2006G), 5.000%, (AMBAC INS), 7/1/2030	275,835
200,000		Regents of the University of California Medical Center, Libor Floating Rate Index Bonds (Series 2007C-2), (MBIA Insurance Corp. INS), 2.180%, 5/15/2043	90,500
50,000		Roseville, CA Natural Gas Financing Authority, Gas Revenue Bonds (Series 2007), 5.000%, 2/15/2028	33,215
100,000		Sacramento, CA Unified School District, (Election of 2002, Series 2005), 5.000%, (MBIA Insurance Corp. INS), 7/1/2030	92,768
360,000		San Mateo, CA Union High School District, UT GO Bonds (Election 2006 Series A), 5.000%, 9/1/2020	367,135
60,000		University of California, (UCLA Medical Center), Hospital Revenue Bonds (Series 2004A), 5.000%, (United States Treasury PRF 5/15/2012@101), 5/15/2039	66,163
150,000		University of California, General Revenue Bonds (Series 2008L), 5.000%, 5/15/2025	145,254
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $6,043,239)	5,396,419
		SHORT-TERM MUNICIPAL--1.7% [2]
		California--1.7%
150,000		California Infrastructure & Economic Development Bank, (Series 2005) Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS, JPMorgan Chase Bank, N.A. LIQ), 8.000%, 12/1/2008 (AT COST)	150,000
		TOTAL INVESTMENTS--99.3% (IDENTIFIED COST $9,882,599) [3]	8,593,400
		OTHER ASSETS AND LIABILITIES - NET--0.7% [4]	60,841
		TOTAL NET ASSETS--100%	$8,654,241

At November 30, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax
(AMT) (unaudited).

1 Non-income-producing security.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $9,907,455.

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2008.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1--quoted prices in active markets for identical securities

Level 2--other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3--significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1--Quoted Prices	$3,046,981
Level 2--Other Significant Observable Inputs	5,546,419
Level 3--Significant Unobservable Inputs	--
TOTAL	$8,593,400

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COP	--Certificate of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIQ	--Liquidity Agreement
PRF	--Prerefunded
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2008

Assets:
Total investments in securities, at value (identified cost $9,882,599)		$8,593,400
Cash		90,987
Income receivable		97,775
TOTAL ASSETS		8,782,162
Liabilities:
Payable for shares redeemed	$73,344
Payable for transfer and dividend disbursing agent fees and expenses	5,045
Payable for auditing fees	22,700
Payable for legal fees	4,954
Payable for portfolio accounting fees	10,099
Payable for distribution services fee (Note 5)	1,595
Payable for shareholder services fee (Note 5)	6,813
Accrued expenses	3,371
TOTAL LIABILITIES		127,921
Net assets for 1,082,202 shares outstanding		$8,654,241
Net Assets Consist of:
Paid-in capital		$10,828,513
Net unrealized depreciation of investments		(1,289,199)
Accumulated net realized loss on investments, futures contracts, foreign currency transactions and swap contracts		(921,109)
Undistributed net investment income		36,036
TOTAL NET ASSETS		$8,654,241
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($6,125,959 ÷ 766,118 shares outstanding), no par value, unlimited shares authorized		$8.00
Offering price per share (100/94.50 of $8.00) [1]		$8.47
Redemption proceeds per share		$8.00
Class C Shares:
Net asset value per share ($2,528,282 ÷ 316,084 shares outstanding), no par value, unlimited shares authorized		$8.00
Offering price per share		$8.00
Redemption proceeds per share (99.00/100 of $8.00) [1]		$7.92

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2008

Investment Income:
Interest			$308,823
Dividends (net of foreign taxes withheld of $1,447)			101,793
TOTAL INCOME			410,616
Expenses:
Investment adviser fee (Note 5)		$95,386
Administrative personnel and services fee (Note 5)		190,000
Custodian fees		6,052
Transfer and dividend disbursing agent fees and expenses		33,223
Directors'/Trustees' fees		2,292
Auditing fees		23,399
Legal fees		15,460
Portfolio accounting fees		62,682
Distribution services fee--Class C Shares (Note 5)		20,012
Shareholder services fee--Class A Shares (Note 5)		12,283
Shareholder services fee--Class C Shares (Note 5)		6,648
Share registration costs		32,807
Printing and postage		20,286
Insurance premiums		3,339
Taxes		149
Miscellaneous		3,088
TOTAL EXPENSES		527,106
Waivers, Reimbursement and Expense Reductions:
Waiver of investment adviser fee (Note 5)	$(95,386)
Waiver of administrative personnel and services fee (Note 5)	(34,905)
Reduction of custodian fees (Note 6)	(233)
Reimbursement of other operating expenses (Note 5)	(323,973)
Fees paid indirectly from directed brokerage arrangements (Note 6)	(234)
TOTAL WAIVERS, REIMBURSEMENTS AND EXPENSE REDUCTIONS		(454,731)
Net expenses			72,375
Net investment income			338,241
Realized and Unrealized Loss on Investments, Futures Contracts and Swap Contracts:
Net realized loss on investments			(754,956)
Net realized loss on futures contracts			(115)
Net realized loss on swap contracts			(18,216)
Net change in unrealized depreciation of investments			(1,264,698)
Net realized and unrealized loss on investments, futures contracts and swap contracts			(2,037,985)
Change in net assets resulting from operations			$(1,699,744)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Year Ended 11/30/2008	Period Ended 11/30/2007 [1]
Increase (Decrease) in Net Assets
Operations:
Net investment income	$338,241	$167,920
Net realized loss on investments, futures contracts, foreign currency transactions and swap contracts	(773,287)	(147,919)
Net change in unrealized appreciation/depreciation of investments	(1,264,698)	(24,501)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,699,744)	(4,500)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(248,802)	(124,069)
Class C Shares	(75,668)	(21,638)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(324,470)	(145,707)
Share Transactions:
Proceeds from sale of shares	4,238,210	8,997,528
Net asset value of shares issued to shareholders in payment of distributions declared	203,066	84,602
Cost of shares redeemed	(2,134,920)	(559,824)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	2,306,356	8,522,306
Change in net assets	282,142	8,372,099
Net Assets:
Beginning of period	8,372,099	--
End of period (including undistributed net investment income of $36,036 and $22,151, respectively)	$8,654,241	$8,372,099

1 For the period from December 11, 2006 (date of initial investment) to November 30, 2007.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2008

1. ORGANIZATION

Federated Income Securities Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Stock and California Muni Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class C Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek to provide tax-advantaged income, with a secondary objective of capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a "bid" evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a "mid" evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution services and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes," on December 1, 2007. As of and during the year ended November 30, 2008, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of November 30, 2008, tax years 2007 and 2008 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the commonwealth of Massachusetts.

Withholding taxes and where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap Contracts and Interest Rate Lock Contracts

Swap and interest rate lock contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default and other swap or rate lock agreements.

Interest rate swap agreements generally involve the agreement by the Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in net payable or receivable for swap contracts, at value on the Statement of Assets and Liabilities, and periodic payments are reported as "Net realized loss on swap contracts" in the Statement of Operations. For the year ended November 30, 2008, the Fund had a net realized loss on swap contracts of $18,216.

At November 30, 2008, the Fund had no outstanding swap contracts.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2008, the Fund had a net realized loss on futures contracts of $115.

At November 30, 2008, the Fund had no outstanding futures contracts.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FCs) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Year Ended 11/30/2008		Period Ended 11/30/2007 [1]
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	242,035	$2,236,177	724,285	$7,282,087
Shares issued to shareholders in payment of distributions declared	16,797	152,705	6,666	66,326
Shares redeemed	(173,878)	(1,555,537)	(49,787)	(499,477)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	84,954	$833,345	681,164	$6,848,936

	Year Ended 11/30/2008		Period Ended 11/30/2007 [1]
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	208,133	$2,002,033	170,762	$1,715,441
Shares issued to shareholders in payment of distributions declared	5,536	50,361	1,836	18,276
Shares redeemed	(64,029)	(579,383)	(6,154)	(60,347)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	149,640	$1,473,011	166,444	$1,673,370
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	234,594	$2,306,356	847,608	$8,522,306

1 Reflects operations for the period from December 11, 2006 (date of initial investment) to November 30, 2007.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, discount accretion/premium amortization on debt securities, excise tax paid and recognition of income on partnership trusts.

For the year ended November 30, 2008, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-in Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Losses)
$(149)	$114	$35

Net investment income (loss), net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended November 30, 2008 and 2007, was as follows:

	2008	2007 [1]
Ordinary income	$ 81,702	$ 39,327
Tax-exempt income	$242,768	$106,380

1 Reflects operations for the period from December 11, 2006 (date of initial investment) to November 30, 2007.

As of November 30, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$27,010
Undistributed ordinary income	$9,026
Net unrealized depreciation	$(1,314,055)
Capital loss carryforwards	$(896,253)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2008, the cost of investments for federal tax purposes was $9,907,455. The net unrealized depreciation of investments for federal tax purposes was $1,314,055. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $72,389 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,386,444.

At November 30, 2008, the Fund had a capital loss carryforward of $896,253 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2015	$136,753
2016	$759,500

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.00% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended November 30, 2008, the Adviser voluntarily waived its entire fee of $95,386 and voluntarily reimbursed $323,973 of other operating expenses.

Certain of the Fund's assets are managed by Federated Investment Management Company (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the year ended November 30, 2008, the Sub-Adviser earned a sub-adviser fee of $16,546.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended November 30, 2008, the net fee paid to FAS was 1.626% of average daily net assets of the Fund. FAS waived $34,905 of its fee. The Fund currently accrues the minimum administrative fee; therefore the fee as a percentage of average aggregate daily net assets is greater than the amounts presented in the chart above.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:

Share Class	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended November 30, 2008, FSC retained $11,864 of fees paid by the Fund. On November 15, 2007, the Fund's Trustees approved an amendment to the Plan to reduce the distribution services fee for the Fund's Class A Shares from 0.25% to 0.05%. The amendment to the Plan became effective for the Fund's Class A Shares on January 31, 2008. For the year ended November 30, 2008, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the year ended November 30, 2008, FSC retained $3,527 in sales charges from the sale of Class A Shares. FSC also retained $593 of contingent deferred sales charges relating to redemptions of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. FSSC may voluntarily reimburse the Fund for shareholder services fees. This voluntary reimbursement can be modified or terminated at any time. For the year ended November 30, 2008, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended November 30, 2008, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $9,514,115 and $10,164,656, respectively.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

At November 30, 2008, an affiliate of the Fund owned 35.4% of the outstanding Class A Shares.

6. EXPENSE REDUCTION

Through arrangements with the Fund's custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the year ended November 30, 2008, the Fund's expenses were reduced by $233 under these arrangements.

In addition, the Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2008, the Fund's expenses were reduced by $234 under these arrangements.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended November 30, 2008, were as follows:

Purchases	$13,387,365
Sales	$10,502,323

8. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at November 30, 2008, 26.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.1% of total investments.

9. LINE OF CREDIT

The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of November 30, 2008, there were no outstanding loans. During the year ended November 30, 2008, the Fund did not utilize the LOC.

10. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of November 30, 2008, there were no outstanding loans. During the year ended November 30, 2008, the program was not utilized.

11. LEGAL PROCEEDINGS

Since October 2003, Federated Investors, Inc. and related entities (collectively, "Federated") and various Federated funds ("Federated Funds") have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General ("NYAG") and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

12. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB released Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of adopting FAS 161 and its impact on the financial statements and the accompanying notes.

13. FEDERAL TAX INFORMATION (UNAUDITED)

For the year ended November 30, 2008, 74.8% of the distributions from net investment income is exempt from federal income tax.

For the fiscal year ended November 30, 2008, 100% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income distributions made by the Fund during the year ended November 30, 2008, 99.4% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED INCOME SECURITIES TRUST AND SHAREHOLDERS OF FEDERATED STOCK AND CALIFORNIA MUNI FUND:

We have audited the accompanying statement of assets and liabilities of Federated Stock and California Muni Fund (the "Fund"), one of the portfolios constituting Federated Income Securities Trust, including the portfolio of investments, as of November 30, 2008, and the related statement of operations for the year then ended, the statement of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2008, by correspondence with the custodian and brokers. We believe that our audit provides reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Stock and California Muni Fund, a portfolio of Federated Income Securities Trust, at November 30, 2008, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
January 16, 2009

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Board members listed is 4000 Ericsson Drive Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2008, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 40 investment companies (comprising 149 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: January 1986	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions: Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company; Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: January 2000	Principal Occupations: Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to their beneficial ownership of shares of Federated Investors, Inc. and the positions they hold with Federated and its subsidiaries.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 TRUSTEE Began serving: October 1995	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position: Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 TRUSTEE Began serving: November 1991	Principal Occupations: Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Assistant Professor in Theology at Barry University and Blessed Edmund Rice School for Pastoral Ministry.

Previous Positions: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 TRUSTEE Began serving: February 1998	Principal Occupation: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position: Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 TRUSTEE Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Complex.

Other Directorships Held: Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions: Director, QSGI, Inc. (technology services company); Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 TRUSTEE Began serving: November 1991	Principal Occupation: Director or Trustee and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex.

Other Directorships Held: Board of Overseers, Babson College.

Previous Positions: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions: Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

R. James Nicholson Birth Date: February 4, 1938 TRUSTEE Began serving: January 2008	Principal Occupations: Director or Trustee of the Federated Fund Complex; Senior Counsel, Brownstein Hyatt Farber Schrek, P.C.; Former Secretary of the U.S. Dept. of Veterans Affairs; Former U.S. Ambassador to the Holy See; Former Chairman of the Republican National Committee.

Other Directorships Held: Director, Horatio Alger Association.

Previous Positions: Colonel, U.S. Army Reserve; Partner, Calkins, Kramer, Grimshaw and Harring, P.C.; General Counsel, Colorado Association of Housing and Building; Chairman and CEO, Nicholson Enterprises, Inc. (real estate holding company); Chairman and CEO, Renaissance Homes of Colorado.

Thomas M. O'Neill Birth Date: June 14, 1951 TRUSTEE Began serving: October 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held: Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions: Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John S. Walsh Birth Date: November 28, 1957 TRUSTEE Began serving: January 2000	Principal Occupations: Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position: Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 TRUSTEE Began serving: April 2006	Principal Occupations: Director or Trustee of the Federated Fund Complex; formerly, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions: Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: January 1986	Principal Occupations: Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions: Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: January 1986	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Stephen F. Auth Birth Date: September 3, 1956 450 Lexington Avenue Suite 3700 New York, NY 10017-3943 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.

Previous Positions: Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

Joseph M. Balestrino Birth Date: November 3, 1954 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Joseph M. Balestrino is Vice President of the Trust. Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1998. He was a Portfolio Manager and a Vice President of the Fund's Adviser from 1995 to 1998. Mr. Balestrino served as a Portfolio Manager and an Assistant Vice President of the Adviser from 1993 to 1995. Mr. Balestrino is a Chartered Financial Analyst and received his Master's Degree in Urban and Regional Planning from the University of Pittsburgh.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Randall S. Bauer Birth Date: November 16, 1957 VICE PRESIDENT Began serving: November 1998	Principal Occupations: Randall S. Bauer is Vice President of the Trust. Mr. Bauer joined Federated in 1989 and has been a Portfolio Manager and a Vice President of the Fund's Adviser since 1994 and a Senior Vice President of the Fund's Adviser beginning 2007. Mr. Bauer is a Chartered Financial Analyst and received his M.B.A. in Finance from the Pennsylvania State University.

John L. Nichol Birth Date: May 21, 1963 VICE PRESIDENT Began serving: May 2004	Principal Occupations: John L. Nichol is a Portfolio Manager of the Fund and is responsible for managing the Fund's equity portfolio. He is Vice President of the Trust. Mr. Nichol joined Federated in September 2000 as an Assistant Vice President/Senior Investment Analyst. He has been a Portfolio Manager since December 2000 and was named a Vice President of the Fund's Adviser in July 2001. Mr. Nichol served as a portfolio manager and analyst for the Public Employees Retirement System of Ohio from 1992 through August 2000. Mr. Nichol is a Chartered Financial Analyst. He received his M.B.A. with an emphasis in Finance and Management and Information Science from the Ohio State University.

Evaluation and Approval of Advisory
Contract - May 2008

FEDERATED STOCK AND CALIFORNIA MUNI FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory and subadvisory contracts at meetings held in May 2008. The Board's decision regarding these contracts reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory and subadvisory contracts.

During its review of these contracts, the Board considered compensation and benefits received by the Adviser and subadviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with a fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser and subadviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory and subadvisory contracts occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory and subadvisory contracts included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes; different associated costs; and different portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the period ending December 31, 2007, the Fund's performance for the one-year period fell below the median of the relevant peer group. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, compliance, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted in the materials for the Board meeting that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported a finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory and subadvisory contracts. The Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Stock and California Muni Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420C746
Cusip 31420C738

37878 (1/09)

Federated is a registered mark of Federated Investors, Inc. 2009 (c)Federated Investors, Inc.

Item 2.                      Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   Thomas G. Bigley, Nicholas P. Constantakis and Charles F. Mansfield, Jr.

Item 4.                      Principal Accountant Fees and Services

(a)           Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $168,700

Fiscal year ended 2007 - $159,400

(b)                      Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)                       Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)                      All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2008 - $0

Fiscal year ended 2007 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $2,879 and $12,455 respectively.  Fiscal year ended 2008- Discussions related to accounting for REMICs.  Fiscal year ended 2007 – Discussions related to accounting for swap contracts.

(e)(1)                      Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman.  The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)
The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)
Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant  at the time of the engagement to be non-audit services; and

(3)
Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2)                      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2008 – 0%

Fiscal year ended 2007 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
Fiscal year ended 2008 - $255,656

Fiscal year ended 2007 - $248,752

(h)                      The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                      Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	January 21, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	January 21, 2009

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	January 21, 2009